United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 03-31-00

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):        [   ] is a restatement.




INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422
                 -------

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Person Signing this Report on Behalf of Reporting Manager:

Name:          Katy Y. Whitt
Title:         Vice President
Phone:         704-541-1437



Signature, Place, and Date of Signing:

    /s/ Katy Y. Whitt                   Charlotte, NC              4/4/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:     0
                                                ---------
FORM 13F INFORMATION TABLE ENTRY TOTAL:             69
                                                ---------
FORM 13F INFORMATION TABLE VALUE TOTAL:        $  235139
                                                ---------





List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3DO Company                    COM              88553w105      581    60000 SH       SOLE                    15400             44600
Advance Paradigm, Inc.         COM              007491103     4307   362700 SH       SOLE                    79800            282900
American Freightways Corp.     COM              02629v108     6647   445000 SH       SOLE                   137300            307700
Aspeon Inc.                    COM              045354107     7081   349700 SH       SOLE                   104200            245500
Atlantic American Corp.        COM              048209100       56    20900 SH       SOLE                     7100             13800
Aura Systems Inc.              COM              051526101     1629  4286200 SH       SOLE                  1232100           3054100
Avid Technology Inc.           COM              05367p100     2817   157600 SH       SOLE                    40600            117000
Barr Laboratories, Inc.        COM              068306109     5510   131200 SH       SOLE                    38900             92300
Billing Concepts Corp.         COM              090063108     6624   942025 SH       SOLE                   240825            701200
CBRL Group, Inc.               COM              12489v106     5224   522400 SH       SOLE                   154700            367700
CMI Corp                       COM              125761304     3866   847400 SH       SOLE                   242700            604700
Cellstar Corp.                 COM              150925105      122    15300 SH       SOLE                    15300
Chattem Inc.                   COM              162456107     3972   281200 SH       SOLE                    93200            188000
Checkpoint Systems Inc.        COM              162825103     4834   577200 SH       SOLE                   140500            436700
Cullen/Frost Bankers, Inc.     COM              229899109     4167   157600 SH       SOLE                    41800            115800
Del Global Technologies Corp.  COM              245073101     3234   380500 SH       SOLE                   114800            265700
East West Bancorp Inc.         COM              27579r104     3227   291700 SH       SOLE                    73700            218000
First Washington Bancorp Inc.  COM              33748t104     4214   230930 SH       SOLE                    70950            159980
Fleetwood Enterprises          COM              339099103     3682   249600 SH       SOLE                    63300            186300
Franklin Covey Co.             COM              353469109     4262   587850 SH       SOLE                   148950            438900
GT Interactive Software Corp.  COM              36236e109     3767  1205400 SH       SOLE                   313000            892400
GameTech International Inc.    COM              36466d102     1999   268800 SH       SOLE                    67900            200900
Gartner Group Inc.             COM              366651107     1074    68200 SH       SOLE                    17400             50800
Government Technology Services COM              383750106      713   207500 SH       SOLE                                     207500
Granite Construction Inc.      COM              387328107     5964   220900 SH       SOLE                    60900            160000
Hibernia Corp.                 COM              428656102     3443   327900 SH       SOLE                    82900            245000
Humana Inc.                    COM              444859102     2755   376800 SH       SOLE                    96300            280500
IEC Electronics Corp           COM              44949L105      765   255100 SH       SOLE                    67200            187900
INSpire Insurance Solutions In COM              457732105     2075   638600 SH       SOLE                   162600            476000
Laboratory Corp. of America Ho COM              50540r102     5225  1229500 SH       SOLE                   423700            805800
Lanier Worldwide Inc.          COM              51589L105     2494  1209100 SH       SOLE                   306500            902600
Logility, Inc.                 COM              54140y103     2247   164150 SH       SOLE                    17350            146800
MTS Systems Corp.              COM              553777103     2642   346500 SH       SOLE                    88600            257900
Meadow Valley Corp.            COM              583185103      450   116000 SH       SOLE                    54500             61500
Merix Corp.                    COM              590049102     1848    79500 SH       SOLE                    20250             59250
Midway Games                   COM              598148104     2397   180900 SH       SOLE                    46200            134700
Minerals Technologies Inc.     COM              603158106     5205   116800 SH       SOLE                    36600             80200
Navigant Consulting Inc.       COM              63935n107     4365   396800 SH       SOLE                   100800            296000
NetManage Inc.                 COM              641144100     6462  1142400 SH       SOLE                   160400            982000
Network Computing Devices, Inc COM              64120n100     3865   736200 SH       SOLE                   210100            526100
Oak Technology, Inc            COM              671802106     3756   195113 SH       SOLE                    49673            145440
Orthologic Corp.               COM              68750j107      107    17500 SH       SOLE                    17500
PSS World Medical Inc.         COM              69366a100     4287   632200 SH       SOLE                   158500            473700
Parexel International          COM              699462107     4962   525800 SH       SOLE                   132600            393200
Patina Oil & Gas Corp.         COM              703224105     6347   468000 SH       SOLE                   119300            348700
Pillowtex Corp.                COM              721501104     3813   953200 SH       SOLE                   284100            669100
Presidential Life Corporation  COM              740884101      576    41900 SH       SOLE                    10800             31100
Printrak International Inc.    COM              742574106     5884   452600 SH       SOLE                   167500            285100
Raymond James Financial, Inc.  COM              754730109     4069   196100 SH       SOLE                    57700            138400
Reinsurance Group of America   COM              759351109      655    27500 SH       SOLE                     7000             20500
Republic Bancshares, Inc.      COM              759929102      196    15500 SH       SOLE                     4700             10800
Republic Services, Inc.        COM              760759100     2054   187800 SH       SOLE                    47900            139900
Rexall Sundown Inc.            COM              761648104     5945   420900 SH       SOLE                   119100            301800
ScanSoft Inc.                  COM              80603p107     3188   629659 SH       SOLE                   160764            468895
Scios Inc.                     COM              808905103     5685  1095900 SH       SOLE                   296200            799700
Sovereign Bancorp              COM              845905108     5509   728500 SH       SOLE                   224600            503900
Stein Mart Inc                 COM              858375108     3826   463700 SH       SOLE                   118400            345300
Swift Energy Co.               COM              870738101     5954   333100 SH       SOLE                    83000            250100
Systemax Inc.                  COM              871851101     1778   194800 SH       SOLE                    52100            142700
Tetra Technologies Inc.        COM              88162f105     5069   379000 SH       SOLE                    97800            281200
Trinity Industries, Inc.       COM              896522109     5524   233200 SH       SOLE                    57000            176200
UICI                           COM              902737105      514    77600 SH       SOLE                    19800             57800
Uno Restaurant Corp.           COM              914900105     4187   385025 SH       SOLE                    77255            307770
Urologix, Inc.                 COM              917273104     2448   281800 SH       SOLE                    71900            209900
VTEL Corp.                     COM              918333105     2196   283350 SH       SOLE                    72350            211000
Winnebago Industries Inc.      COM              974637100     5626   311500 SH       SOLE                    90400            221100
Worthington Industries, Inc.   COM              981811102      575    46500 SH       SOLE                    11900             34600
autobytel.com inc.             COM              05275n106     4226   514200 SH       SOLE                   144700            369500
Laboratory Corp of Am.Pfd Seri PFD CV           50540R201      368     4722 SH       SOLE                     4222               500